VIRTUS Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—0.3%
Communication Services—0.3%
DISH Network Corp. 3.375%, 8/15/26	$ 1,055	$ 543
Liberty Interactive LLC 4.000%, 11/15/29	1,250	183
		726

Total Convertible Bonds and Notes (Identified Cost $2,047)		726

Corporate Bonds and Notes—91.2%
Communication Services—9.9%
Altice France S.A. 144A 8.125%, 2/1/27(1)	1,685	1,560
ANGI Group LLC 144A 3.875%, 8/15/28(1)(2)	1,320	1,003
Cable One, Inc. 144A 4.000%, 11/15/30(1)(2)	2,599	2,116
CCO Holdings LLC 144A 5.125%, 5/1/27(1)	4,011	3,790
Charter Communications Operating LLC 5.750%, 4/1/48	759	655
CSC Holdings LLC 144A 6.500%, 2/1/29(1)	3,248	2,697
DISH Network Corp. 144A 11.750%, 11/15/27(1)	1,124	1,090
Gray Television, Inc. 144A 7.000%, 5/15/27(1)	725	607
Iliad Holding SASU
144A 6.500%, 10/15/26(1)	1,930	1,839
144A 7.000%, 10/15/28(1)	1,135	1,077
Live Nation Entertainment, Inc.
144A 5.625%, 3/15/26(1)	1,620	1,567
144A 3.750%, 1/15/28(1)	2,585	2,314
Match Group Holdings II LLC 144A 4.625%, 6/1/28(1)	1,630	1,514
Scripps Escrow II, Inc. 144A 5.375%, 1/15/31(1)(2)	855	588
Sirius XM Radio, Inc. 144A 4.000%, 7/15/28(1)	2,025	1,739
ZipRecruiter, Inc. 144A 5.000%, 1/15/30(1)	1,182	1,011
		25,167

Consumer Discretionary—22.3%
Ashton Woods USA LLC 144A 4.625%, 4/1/30(1)	1,039	856
Bath & Body Works, Inc.
6.950%, 3/1/33	963	852
6.750%, 7/1/36	705	630
Bloomin’ Brands, Inc. 144A 5.125%, 4/15/29(1)	1,151	1,030
Caesars Entertainment, Inc.
144A 6.250%, 7/1/25(1)	1,250	1,250
144A 8.125%, 7/1/27(1)	1,220	1,244
Carnival Corp.
144A 10.500%, 2/1/26(1)	285	297
144A 4.000%, 8/1/28(1)	3,889	3,348
Fertitta Entertainment LLC 144A 4.625%, 1/15/29(1)	925	812
	Par Value	Value

Consumer Discretionary—continued
FirstCash, Inc.
144A 4.625%, 9/1/28(1)	$ 1,177	$ 1,044
144A 5.625%, 1/1/30(1)	1,747	1,612
Foot Locker, Inc. 144A 4.000%, 10/1/29(1)	2,356	1,966
Ford Motor Credit Co. LLC 6.950%, 3/6/26	2,615	2,654
Installed Building Products, Inc. 144A 5.750%, 2/1/28(1)	2,860	2,634
LGI Homes, Inc. 144A 4.000%, 7/15/29(1)	1,402	1,139
Macy’s Retail Holdings LLC 5.125%, 1/15/42	874	581
Marriott Ownership Resorts, Inc. 4.750%, 1/15/28	2,210	1,975
MercadoLibre, Inc. 3.125%, 1/14/31	3,160	2,462
MGM Resorts International 5.500%, 4/15/27	1,385	1,344
Michaels Cos., Inc. (The) 144A 5.250%, 5/1/28(1)	1,340	1,117
NCL Corp., Ltd. 144A 5.875%, 2/15/27(1)	2,276	2,122
New Home Co., Inc. (The) 144A 7.250%, 10/15/25(1)	3,215	2,974
Patrick Industries, Inc. 144A 7.500%, 10/15/27(1)	1,320	1,298
Penn Entertainment, Inc. 144A 4.125%, 7/1/29(1)	1,118	932
Prime Security Services Borrower LLC 144A 5.750%, 4/15/26(1)	1,765	1,752
QVC, Inc. 5.450%, 8/15/34	4,428	1,654
Royal Caribbean Cruises Ltd.
3.700%, 3/15/28	780	638
144A 5.500%, 8/31/26(1)	2,028	1,897
144A 5.375%, 7/15/27(1)	1,063	947
Shea Homes LP
4.750%, 2/15/28	1,759	1,572
4.750%, 4/1/29	985	859
Station Casinos LLC 144A 4.500%, 2/15/28(1)	2,791	2,519
Thor Industries, Inc. 144A 4.000%, 10/15/29(1)	1,158	957
Travel + Leisure Co. 144A 6.625%, 7/31/26(1)	1,636	1,642
TRI Pointe Group, Inc. 5.875%, 6/15/24	1,030	1,025
Upbound Group, Inc. 144A 6.375%, 2/15/29(1)	1,566	1,315
VOC Escrow Ltd. 144A 5.000%, 2/15/28(1)	2,976	2,641
Winnebago Industries, Inc. 144A 6.250%, 7/15/28(1)	955	913
		56,504

Consumer Staples—2.6%
Simmons Foods, Inc. 144A 4.625%, 3/1/29(1)	1,605	1,304
Turning Point Brands, Inc. 144A 5.625%, 2/15/26(1)	2,635	2,386
See Notes to Schedule of Investments

VIRTUS Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Consumer Staples—continued
Vector Group Ltd. 144A 5.750%, 2/1/29(1)	$ 3,076	$ 2,737
		6,427

Energy—15.5%
Ascent Resources Utica Holdings LLC 144A 7.000%, 11/1/26(1)	2,781	2,688
California Resources Corp. 144A 7.125%, 2/1/26(1)	2,000	2,025
Callon Petroleum Co. 6.375%, 7/1/26	860	817
Civitas Resources, Inc. 144A 5.000%, 10/15/26(1)	2,057	1,934
Comstock Resources, Inc.
144A 6.750%, 3/1/29(1)	290	265
144A 5.875%, 1/15/30(1)	1,503	1,291
Crestwood Midstream Partners LP
144A 6.000%, 2/1/29(1)	293	279
144A 7.375%, 2/1/31(1)	445	445
Energy Transfer LP Series B 6.625% (3)	1,011	753
EQM Midstream Partners LP 144A 6.500%, 7/1/27(1)	2,615	2,535
Hilcorp Energy I LP 144A 6.250%, 11/1/28(1)	2,750	2,610
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(1)	3,742	3,638
Nabors Industries, Inc. 144A 7.375%, 5/15/27(1)	1,291	1,264
New Fortress Energy, Inc. 144A 6.750%, 9/15/25(1)	3,441	3,312
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	2,158	1,987
Petroleos Mexicanos 144A 10.000%, 2/7/33(1)	1,370	1,305
Precision Drilling Corp. 144A 6.875%, 1/15/29(1)	674	612
Rockies Express Pipeline LLC
144A 4.950%, 7/15/29(1)	1,665	1,483
144A 7.500%, 7/15/38(1)	1,478	1,357
SM Energy Co.
6.625%, 1/15/27	855	821
6.500%, 7/15/28	1,285	1,226
Tallgrass Energy Partners LP 144A 7.500%, 10/1/25(1)	405	405
Talos Production, Inc. 12.000%, 1/15/26	1,827	1,952
Transocean Titan Financing Ltd. 144A 8.375%, 2/1/28(1)	640	659
Transocean, Inc. 144A 8.750%, 2/15/30(1)	653	666
Vital Energy, Inc. 144A 7.750%, 7/31/29(1)	895	747
Weatherford International Ltd. 144A 8.625%, 4/30/30(1)	1,995	2,041
Welltec International ApS 144A 8.250%, 10/15/26(1)	220	221
		39,338

	Par Value	Value

Financials—15.1%
Alliant Holdings Intermediate LLC 144A 6.750%, 4/15/28(1)	$ 255	$ 252
Altice Financing S.A. 144A 5.000%, 1/15/28(1)	2,295	1,866
Castlelake Aviation Finance DAC 144A 5.000%, 4/15/27(1)(2)	1,225	1,084
CCO Holdings LLC
4.500%, 5/1/32	782	640
144A 7.375%, 3/1/31(1)	264	260
CDI Escrow Issuer, Inc. 144A 5.750%, 4/1/30(1)	1,385	1,338
Enact Holdings, Inc. 144A 6.500%, 8/15/25(1)	1,598	1,558
Freedom Mortgage Corp. 144A 7.625%, 5/1/26(1)	1,981	1,592
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(1)	1,054	936
Jefferies Finance LLC 144A 5.000%, 8/15/28(1)	895	758
Kinetik Holdings LP 144A 5.875%, 6/15/30(1)	1,425	1,372
LCPR Senior Secured Financing DAC
144A 6.750%, 10/15/27(1)	1,698	1,604
144A 5.125%, 7/15/29(1)	1,035	872
Macy’s Retail Holdings LLC 144A 6.125%, 3/15/32(1)	907	798
MGIC Investment Corp. 5.250%, 8/15/28	859	816
Midcap Financial Issuer Trust 144A 5.625%, 1/15/30(1)	1,115	881
MPH Acquisition Holdings LLC 144A 5.500%, 9/1/28(1)	687	546
MPT Operating Partnership LP 5.250%, 8/1/26(2)	1,480	1,330
Nationstar Mortgage Holdings, Inc.
144A 6.000%, 1/15/27(1)	2,964	2,690
144A 5.500%, 8/15/28(1)	390	334
PennyMac Financial Services, Inc. 144A 5.750%, 9/15/31(1)	1,300	1,030
Radian Group, Inc. 4.500%, 10/1/24	700	676
ROCC Holdings LLC 144A 9.250%, 8/15/26(1)	1,280	1,349
Rocket Mortgage LLC
144A 2.875%, 10/15/26(1)	2,705	2,421
144A 3.875%, 3/1/31(1)	1,555	1,289
144A 4.000%, 10/15/33(1)	401	318
Summit Midstream Holdings LLC 144A 8.500%, 10/15/26(1)	1,078	1,035
United Wholesale Mortgage LLC
144A 5.500%, 11/15/25(1)	2,153	2,038
144A 5.500%, 4/15/29(1)	3,688	3,079
Vistra Operations Co. LLC 144A 5.125%, 5/13/25(1)	2,575	2,509
Vmed O2 UK Financing I plc 144A 4.750%, 7/15/31(1)	1,250	1,072
		38,343

Health Care—4.5%
Centene Corp. 4.250%, 12/15/27	1,540	1,484

See Notes to Schedule of Investments

VIRTUS Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Health Care—continued
DaVita, Inc. 144A 4.625%, 6/1/30(1)	$ 3,168	$ 2,704
Emergent BioSolutions, Inc. 144A 3.875%, 8/15/28(1)	1,388	677
Legacy LifePoint Health LLC 144A 6.750%, 4/15/25(1)	270	256
Molina Healthcare, Inc. 144A 4.375%, 6/15/28(1)	1,475	1,372
Syneos Health, Inc. 144A 3.625%, 1/15/29(1)	609	501
Tenet Healthcare Corp.
6.125%, 10/1/28	1,745	1,673
4.375%, 1/15/30	1,801	1,616
Teva Pharmaceutical Finance Netherlands III B.V. 4.750%, 5/9/27	1,045	972
		11,255

Industrials—10.9%
Allegiant Travel Co. 144A 7.250%, 8/15/27(1)	1,999	1,990
American Airlines, Inc.
144A 11.750%, 7/15/25(1)	1,215	1,329
144A 5.500%, 4/20/26(1)	5,316	5,232
144A 7.250%, 2/15/28(1)	105	102
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(1)	1,057	873
Brundage-Bone Concrete Pumping Holdings, Inc. 144A 6.000%, 2/1/26(1)	1,301	1,220
Chart Industries, Inc. 144A 7.500%, 1/1/30(1)	1,155	1,193
Hertz Corp. (The) 144A 4.625%, 12/1/26(1)	1,120	1,014
Icahn Enterprises LP 5.250%, 5/15/27	1,200	1,126
Manitowoc Co., Inc. (The) 144A 9.000%, 4/1/26(1)(2)	1,090	1,092
Rand Parent LLC 144A 8.500%, 2/15/30(1)	685	644
Science Applications International Corp. 144A 4.875%, 4/1/28(1)	1,504	1,400
Spirit AeroSystems, Inc.
144A 7.500%, 4/15/25(1)	631	631
144A 9.375%, 11/30/29(1)	108	118
Terex Corp. 144A 5.000%, 5/15/29(1)	700	651
TMS International Corp. 144A 6.250%, 4/15/29(1)	2,439	1,880
TransDigm, Inc. 144A 6.250%, 3/15/26(1)	2,655	2,657
Triumph Group, Inc. 144A 9.000%, 3/15/28(1)	610	611
Uber Technologies, Inc.
144A 8.000%, 11/1/26(1)	1,630	1,671
144A 7.500%, 9/15/27(1)	2,105	2,171
		27,605

Information Technology—1.8%
NCR Corp. 144A 5.125%, 4/15/29(1)	1,402	1,213
	Par Value	Value

Information Technology—continued
Seagate HDD Cayman 5.750%, 12/1/34	$ 999	$ 912
Synaptics, Inc. 144A 4.000%, 6/15/29(1)	995	857
Viasat, Inc. 144A 5.625%, 4/15/27(1)	1,623	1,524
		4,506

Materials—3.0%
Allegheny Ludlum LLC 6.950%, 12/15/25	633	635
Mativ Holdings, Inc. 144A 6.875%, 10/1/26(1)	2,704	2,474
Standard Industries, Inc. 144A 5.000%, 2/15/27(1)	3,385	3,215
Summit Materials LLC 144A 6.500%, 3/15/27(1)	660	654
Warrior Met Coal, Inc. 144A 7.875%, 12/1/28(1)	654	658
		7,636

Real Estate—4.1%
Brookfield Property REIT, Inc.
144A 5.750%, 5/15/26(1)	2,762	2,470
144A 4.500%, 4/1/27(1)	2,990	2,400
Forestar Group, Inc. 144A 3.850%, 5/15/26(1)	3,283	2,954
Howard Hughes Corp. (The)
144A 5.375%, 8/1/28(1)	1,418	1,291
144A 4.375%, 2/1/31(1)	640	515
Necessity Retail REIT, Inc. (The) 144A 4.500%, 9/30/28(1)	1,125	841
		10,471

Utilities—1.5%
NRG Energy, Inc. 144A 5.250%, 6/15/29(1)	937	870
Pacific Gas & Electric Co. 4.950%, 7/1/50	1,340	1,104
Venture Global Calcasieu Pass LLC 144A 6.250%, 1/15/30(1)	77	78
Vistra Operations Co. LLC 144A 5.625%, 2/15/27(1)	1,675	1,625
		3,677

Total Corporate Bonds and Notes (Identified Cost $250,462)		230,929

Leveraged Loans—5.0%
Aerospace—1.0%
Mileage Plus Holdings LLC (3 month LIBOR + 5.250%) 10.213%, 6/21/27(4)	2,383	2,469
Financials—0.8%
Alliant Holdings Intermediate LLC 2021-2 (3 month LIBOR + 3.500%) 0.000%, 11/5/27(4)(5)	1,313	1,296

See Notes to Schedule of Investments

VIRTUS Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Financials—continued
Broadstreet Partners, Inc. Tranche B-3 (3 month LIBOR + 3.000%) 0.000%, 1/27/27(4)(5)	$ 649	$ 634
		1,930

Food / Tobacco—0.5%
Domtar Corp. (3 month LIBOR + 5.500%) 0.000%, 11/30/28(4)(5)	1,320	1,288
Health Care—0.5%
Medline Borrower LP (1 month LIBOR + 3.250%) 8.090%, 10/23/28(4)	1,367	1,331
Housing—0.3%
Griffon Corp. Tranche B (3 month PRIME - Term SOFR + 2.650) 7.548% - 9.500%, 1/24/29(4)	652	648
Information Technology—0.7%
Sabre GLBL, Inc. 2022, Tranche B-2 (1 month Term SOFR + 5.100%) 9.907%, 6/30/28(4)	1,400	1,198
Xperi Holding Corp. Tranche B (3 month LIBOR + 3.500%) 0.000%, 6/8/28(4)(5)	623	615
		1,813

Media / Telecom - Cable/Wireless Video—1.0%
DIRECTV Financing LLC (1 month LIBOR + 5.000%) 9.840%, 8/2/27(4)	1,335	1,282
Virgin Media Bristol LLC Tranche N (3 month LIBOR + 2.500%) 0.000%, 1/31/28(4)(5)	1,335	1,311
		2,593

Media / Telecom - Diversified Media—0.2%
Applovin Corp. (3 month LIBOR + 3.000%) 0.000%, 10/25/28(4)(5)	648	644
Total Leveraged Loans (Identified Cost $12,899)		12,716

Total Long-Term Investments—96.5% (Identified Cost $265,408)		244,371

	Shares
Short-Term Investment—3.6%
Money Market Mutual Fund—3.6%
State Street Institutional U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 4.619%)(6)	9,145,239	9,145
Total Short-Term Investment (Identified Cost $9,145)		9,145

	Shares	Value

Securities Lending Collateral—2.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.705%)(6)(7)	5,143,799	$ 5,144
Total Securities Lending Collateral (Identified Cost $5,144)		5,144

TOTAL INVESTMENTS—102.1% (Identified Cost $279,697)		$258,660
Other assets and liabilities, net—(2.1)%		(5,243)
NET ASSETS—100.0%		$253,417

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, these securities amounted to a value of $193,488 or 76.4% of net assets.
(2)	All or a portion of security is on loan.
(3)	No contractual maturity date.
(4)	Variable rate security. Rate disclosed is as of March 31, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	This loan will settle after March 31, 2023, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(6)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(7)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	88%
Bermuda	3
France	2
Panama	1
Ireland	1
Liberia	1
Cayman Islands	1
Other	3
Total	100%
† % of total investments as of March 31, 2023.

See Notes to Schedule of Investments

VIRTUS Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$230,929	$—	$230,929
Leveraged Loans	12,716	—	12,716
Convertible Bonds and Notes	726	—	726
Money Market Mutual Fund	9,145	9,145	—
Securities Lending Collateral	5,144	5,144	—
Total Investments	$258,660	$14,289	$244,371
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2023.
There were no transfers into or  out of Level 3 related to securities held at March 31, 2023.
See Notes to Schedule of Investments

VIRTUS Seix High Yield Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the  Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.